TAXES - Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Current income tax provision
China		$ 276,823	$ 716,816
Subtotal		276,823	716,816
Deferred income tax provision
China	$ 76,264
Total income tax provision	76,264	276,823	716,816
Hong kong
Deferred income tax provision
Total income tax provision	$ 0	$ 0	$ 0